Non-Cash Share-Based Compensation - Summary of Changes in Employee Shares (Details) - Performance and Service Based	3 Months Ended
Mar. 31, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	16,309
Number of Shares, Vested | shares	(2,536)
Number of Shares, Forfeited | shares	(9,423)
Number of Shares, Unvested balance | shares	4,350
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 11.33
Weighted Average Grant Date Fair Value, Vested | $ / shares	9.65
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	11.38
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 12.64